Schedule of Investments (unaudited)
May 31, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 44.1%
FHLMC — 3.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38- 5/1/53	$17,097,294	$16,873,298
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/41	97,500	99,574
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42- 3/1/43	246,046	223,432
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48	150,865	148,061
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51- 4/1/51	3,356,626	2,651,537
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	10/1/53	9,739,815	9,968,923
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.872%	11/1/47	1,065,194	1,035,417 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.101%	2/1/50	2,058,538	1,974,803 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.006%	11/1/48	5,496,735	5,159,649 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.139%	3/1/47	963,558	891,689 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	9,951	10,577
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	34,222	34,944
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43- 7/1/43	541,376	501,514
Total FHLMC				39,573,418
FNMA — 8.0%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,469,670	3,866,750
Federal National Mortgage Association (FNMA)	6.500%	11/1/37- 5/1/40	189,343	196,161
Federal National Mortgage Association (FNMA)	5.000%	6/1/38- 12/1/47	1,019,082	1,007,466
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	13,838	14,497
Federal National Mortgage Association (FNMA)	4.500%	6/1/42- 8/1/58	5,806,722	5,489,872
Federal National Mortgage Association (FNMA)	4.000%	10/1/42- 6/1/57	3,997,996	3,696,700
Federal National Mortgage Association (FNMA)	3.000%	6/1/43- 11/1/48	7,093,257	6,214,159
Federal National Mortgage Association (FNMA)	5.500%	5/1/44- 9/1/53	5,285,689	5,221,046
Federal National Mortgage Association (FNMA)	2.000%	8/1/50- 3/1/52	16,476,386	12,939,703
Federal National Mortgage Association (FNMA)	2.500%	10/1/51- 9/1/61	10,332,295	8,399,200
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	48,268,188	48,565,359
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	8,400,000	8,265,055 (b)
Total FNMA				103,875,968
GNMA — 33.1%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	28,713,269	25,236,360
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	$3,644,547	$3,338,067
Government National Mortgage Association (GNMA)	4.000%	3/15/50	62,970	58,353
Government National Mortgage Association (GNMA) II	6.000%	8/20/37- 12/20/41	488,869	506,003
Government National Mortgage Association (GNMA) II	4.500%	1/20/40- 9/20/52	44,974,719	42,950,286
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 9/20/52	5,692,952	5,611,283
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 12/20/52	30,503,484	27,536,958
Government National Mortgage Association (GNMA) II	4.000%	9/20/45- 6/20/52	60,890,796	56,411,604
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	9,332,938	8,091,255
Government National Mortgage Association (GNMA) II	2.000%	12/20/50- 3/20/51	13,059,291	10,288,427
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	48,320,252	39,867,765
Government National Mortgage Association (GNMA) II	5.500%	3/20/53- 8/20/53	3,918,350	3,894,349
Government National Mortgage Association (GNMA) II	2.500%	6/20/54	25,000,000	20,841,923 (b)
Government National Mortgage Association (GNMA) II	3.000%	6/20/54	60,000,000	51,838,481 (b)
Government National Mortgage Association (GNMA) II	3.500%	6/20/54	12,000,000	10,709,770 (b)
Government National Mortgage Association (GNMA) II	5.000%	6/20/54	26,300,000	25,528,844 (b)
Government National Mortgage Association (GNMA) II	5.500%	6/20/54	27,000,000	26,786,212 (b)
Government National Mortgage Association (GNMA) II	6.000%	6/20/54	20,000,000	20,125,577 (b)
Government National Mortgage Association (GNMA) II	6.500%	6/20/54	51,000,000	51,775,641 (b)
Total GNMA				431,397,158

Total Mortgage-Backed Securities (Cost — $601,807,396)				574,846,544
Collateralized Mortgage Obligations(c) — 41.8%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	6.425%	7/20/35	177,863	150,565 (a)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	204,860	114,150
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. Term SOFR + 0.734%)	6.051%	6/25/45	50,056	49,977 (a)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.515%	11/17/38	4,362,440	4,324,037 (a)(d)
BDS, 2021-FL8 A (1 mo. Term SOFR + 1.034%)	6.355%	1/18/36	542,084	540,169 (a)(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	10,189,072
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.864%	7/15/35	11,150,000	11,154,516 (a)(d)
BX, 2021-MFM1 A (1 mo. Term SOFR + 0.814%)	6.131%	1/15/34	2,298,785	2,288,335 (a)(d)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.131%	9/15/36	22,570,000	22,429,073 (a)(d)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	6.120%	10/15/38	32,186,836	31,926,103 (a)(d)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	6.121%	10/15/36	35,380,000	35,050,195 (a)(d)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	2,833,419 (d)
BX Trust, 2021-ARIA A (1 mo. Term SOFR + 1.014%)	6.331%	10/15/36	21,415,000	21,244,025 (a)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.768%	8/15/39	9,934,177	9,995,799 (a)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. Term SOFR + 0.794%)	6.119%	10/25/34	$524,753	$494,772 (a)(d)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,637,999 (a)
Commercial Mortgage Trust, 2018-COR3 B	4.512%	5/10/51	5,310,000	4,554,846 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	2,917,393 (d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	3,459,490	3,293,182 (a)(d)
CSMC Trust, 2017-RPL1 M1	2.974%	7/25/57	20,370,000	16,850,924 (a)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	10,934,576	10,008,715 (a)(d)
CSMC Trust, 2017-RPL3 B2	4.550%	8/1/57	15,360,451	14,397,831 (a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	8,762,919 (d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	4,468,448	3,574,849 (a)(d)
CSMC Trust, 2021-RPL1 A1	4.054%	9/27/60	11,136,734	10,811,900 (a)(d)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	7,665,811	6,547,129 (a)(d)
CSMC Trust, 2021-RPL4 A1	4.039%	12/27/60	5,912,162	5,754,031 (a)(d)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.824%	10/25/66	18,233,013	17,508,388 (a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	6.511%	7/15/38	7,933,960	7,933,019 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	6,000,000	509,982 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.594%	3/25/27	46,910,545	660,454 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.561%	3/25/29	6,525,613	151,642 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.942%	5/25/29	5,750,707	215,561 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K118 X1, IO	0.956%	9/25/30	27,304,673	1,282,861 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.021%	10/25/30	53,910,456	2,667,080 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.877%	11/25/30	18,396,105	805,446 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K740 X1, IO	0.740%	9/25/27	35,207,347	714,089 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.509%	2/25/35	45,106,298	4,892,960 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.509%	5/25/35	29,687,176	3,434,162 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.323%	7/25/35	40,315,871	4,063,683 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	10,926	11,123
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.512%	10/15/41	115,746	9,312 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	47,063	770
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	409,705	347,590
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,275,765	171,570
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	402,739	56,813
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	21,305,094	3,522,369
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.624%	8/25/33	13,872,344	14,174,081 (a)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.424%	10/25/33	$25,300,000	$26,061,773 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.228%	2/15/38	688,565	46,174 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (30 Day Average SOFR + 3.814%)	9.138%	4/25/28	1,920,678	1,984,033 (a)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.874%	10/25/41	11,581,298	11,653,521 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	2,689,899
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.635%	9/25/29	33,978,227	868,382 (a)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	11,528,117	10,316,220
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.406%	2/25/30	6,666,781	106,369 (a)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.792%	2/25/30	11,987,094	360,049 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.739%	2/25/28	5,222,995	115,782 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.019%	2/25/28	28,363,939	847,129 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.730%	1/25/28	8,099,311	280,586 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.447%	9/25/34	2,706,704	156,166 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.070%	12/25/30	74,520,000	334,289 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.498%	12/25/33	36,615,943	2,435,451 (a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	167,344	169,489
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	603	611
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	7,523	6,574
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.162%	7/25/42	29,119	2,946 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	113,999	3,465
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.712%	12/25/42	242,762	24,920 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	49,090	49,406
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	122,446	21,793
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	393,550	71,411
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	273,473	9,424
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.411%	8/25/44	535,258	25,103 (a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	973,271	559,941
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	7,567	1,625
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	5,232	993
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	2,741	521 (a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	2,823	588 (a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	4,458	686
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	6,590	1,382
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	27,760	4,414
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	33,333	952
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	43,548	6,771
FRESB Mortgage Trust, 2015-SB7 A10	2.950%	9/25/35	1,699,060	1,650,904 (a)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.642%	4/19/36	331,862	255,740 (a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.215%	1/20/40	567	1 (a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	12,983	1
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.889%	11/20/60	$174,815	$174,563 (a)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. Term SOFR + 0.614%)	5.939%	4/20/61	221,313	221,015 (a)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.166%	4/16/42	1,244,489	153,008 (a)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.158%	6/16/54	13,842,227	15,289 (a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.140%	1/16/55	50,438,131	222,609 (a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.188%	5/16/55	7,597,979	48,198 (a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	367,933	71,784
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	468,620	72,676
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	200,907	36,336
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.698%	2/16/57	792,045	29,709 (a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.739%	5/20/68	439,378	439,863 (a)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,260,522	2,844,399
Government National Mortgage Association (GNMA), 2019-H01 FT (1 mo. Term SOFR + 0.514%)	5.839%	10/20/68	96,558	96,393 (a)
Government National Mortgage Association (GNMA), 2019-H08 FE (1 mo. Term SOFR + 0.764%)	6.089%	1/20/69	397,781	392,108 (a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	1,336,031	241,772
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	599,592	108,422
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	565,070	77,503
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	587,125	79,949
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	380,329	53,273
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	658,605	90,304
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	1,985,319	264,992
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.957%	10/16/60	86,209,818	5,716,151 (a)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.589%	5/20/70	1,655,622	1,664,787 (a)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.689%	4/20/70	1,906,877	1,930,780 (a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.939%	7/20/70	441,833	433,531 (a)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.889%	7/20/70	227,055	222,064 (a)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.839%	8/20/70	1,710,184	1,692,057 (a)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. Term SOFR + 2.114%)	7.431%	5/15/26	2,894,000	1,943,208 (a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.614%)	7.931%	5/15/26	8,660,000	4,581,668 (a)(d)
GS Mortgage Securities Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,608,730 (a)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	13,244,820 (a)(d)
GS Mortgage-Backed Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	9,294,484	8,907,784 (d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. Term SOFR + 0.854%)	6.179%	12/25/34	963,032	893,686 (a)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. Term SOFR + 0.854%)	6.179%	11/25/34	1,662,493	1,621,335 (a)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
JPMBB Commercial Mortgage Securities Trust, 2015-C30 AS	4.226%	7/15/48	$10,544,000	$10,099,183 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.548%	7/15/47	700,000	566,002 (a)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,793,467	1,548,679 (a)(d)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. Term SOFR + 0.324%)	3.154%	7/27/36	4,035,113	3,510,215 (a)(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.863%	9/25/35	55,683	32,840 (a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	4.763%	3/25/36	283,733	167,848 (a)
MIC Trust, 2023-MIC A	8.437%	12/5/38	5,470,000	5,865,899 (a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A5	3.599%	5/15/50	5,580,000	5,267,876
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	11,000,000	11,505,380 (a)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	2,215,744	2,012,022 (a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	2,820,519	2,601,227 (a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	8,788,729	8,217,958 (a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	11,235,569	10,693,033 (a)(d)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	4,501,250	3,761,400 (a)(d)
OPG Trust, 2021-PORT D (1 mo. Term SOFR + 1.245%)	6.562%	10/15/36	2,450,500	2,419,312 (a)(d)
PFP Ltd., 2021-8 A (1 mo. Term SOFR + 1.114%)	6.434%	8/9/37	863,256	857,926 (a)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	15,364,001	12,387,601 (a)(d)
RALI Trust, 2006-QO7 3A2 (1 mo. Term SOFR + 0.524%)	5.644%	9/25/46	250,680	238,726 (a)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	13,237	8,518
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	427,450	389,908
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.581%	5/15/38	16,490,000	15,744,937 (a)(d)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	6.021%	10/15/34	12,605,000	12,494,532 (a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.994%	3/25/34	58,494	54,165 (a)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	7.265%	3/25/46	86,253	76,692 (a)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.660%	3/25/33	52,733	49,999 (a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. Term SOFR + 1.114%)	6.439%	5/25/58	5,079,369	5,189,824 (a)(d)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	6,687,017 (a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. Term SOFR + 1.094%)	6.419%	11/25/34	3,582,866	3,272,603 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. Term SOFR + 0.754%)	6.079%	7/25/45	30,780	29,498 (a)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A5	3.453%	7/15/50	2,030,000	1,903,330
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,563,163 (a)

Total Collateralized Mortgage Obligations (Cost — $583,802,568)				545,566,443
Asset-Backed Securities — 14.2%
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.184%)	6.501%	8/15/34	2,302,443	2,293,090 (a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	6,654,000	6,117,479 (d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	6.339%	3/25/37	283,289	280,500 (a)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond (4.213% to 12/16/24 then 6.500%)	4.213%	12/16/41	10,098,122	9,951,214 (d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.585%	8/19/38	3,978,695	3,931,404 (a)(d)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. Term SOFR + 0.614%)	5.939%	10/25/34	1,631,410	1,553,176 (a)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. Term SOFR + 0.774%)	6.099%	7/25/36	$8,167	$7,990 (a)(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	202,671	174,507 (d)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	2,533,320	2,296,193 (d)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	7,517,454	6,137,850 (d)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.451%	7/15/39	3,880,000	3,872,725 (a)(d)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	3,690,000	3,628,294 (d)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	6,380,000	5,795,329 (d)
Hertz Vehicle Financing LP, 2021-2A B	2.120%	12/27/27	8,290,000	7,506,306 (d)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.505%	2/15/39	4,351,179	4,269,594 (a)(d)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. Term SOFR + 0.414%)	5.739%	5/25/37	3,848,322	3,298,542 (a)(d)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.515%	10/16/36	3,110,077	3,096,470 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. Term SOFR + 0.294%)	5.619%	12/25/36	18,170	6,046 (a)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	7,781,585	7,276,659 (d)
Navient Student Loan Trust, 2017-2A A (30 Day Average SOFR + 1.164%)	6.488%	12/27/66	19,700,970	19,776,315 (a)(d)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.038%	12/26/69	1,861,750	1,840,195 (a)(d)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	14,435,575 (d)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.635%	4/15/37	160,261	148,774 (a)
RAAC Trust, 2006-SP1 M1 (1 mo. Term SOFR + 0.714%)	6.039%	9/25/45	465,996	453,177 (a)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. Term SOFR + 0.994%)	6.319%	8/25/33	551,930	496,696 (a)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. Term SOFR + 1.114%)	6.439%	9/25/37	157,822	130,214 (a)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. Term SOFR + 1.914%)	7.239%	9/25/37	690,981	570,060 (a)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.939%	10/25/32	1,586	1,566 (a)(d)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.285%	12/17/68	6,145,105	6,138,856 (a)(d)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	9,635,378	9,033,000 (d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	12,581,350	11,187,866 (d)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	7,739,198	7,222,355 (d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	3,638,423	3,243,837 (d)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	7.124%	10/16/56	5,467,118	5,577,769 (a)(d)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	24,575,317	24,372,148 (d)
Structured Asset Securities Corp., 2004-SC1 A	8.246%	12/25/29	6,002	5,331 (a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	28,641	28,527
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,012,263	2,513,016 (d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	7,646,552	7,089,305 (d)

Total Asset-Backed Securities (Cost — $198,098,725)				185,757,950
Corporate Bonds & Notes — 3.9%
Communication Services — 1.0%
Diversified Telecommunication Services — 0.4%
AT&T Inc., Senior Notes	2.250%	2/1/32	1,100,000	887,307
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	$2,210,000	$1,794,739
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,160,000	2,026,714
Total Diversified Telecommunication Services				4,708,760
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	900,000	723,978
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,890,000	2,222,616
Comcast Corp., Senior Notes	3.969%	11/1/47	1,460,000	1,139,279
Comcast Corp., Senior Notes	2.887%	11/1/51	1,170,000	728,368
Total Media				4,814,241
Wireless Telecommunication Services — 0.2%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,410,000	3,170,434

Total Communication Services				12,693,435
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
EOG Resources Inc., Senior Notes	3.900%	4/1/35	2,210,000	1,972,053
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,286,140

Total Energy				7,258,193
Financials — 0.6%
Banks — 0.4%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	5.991%	6/17/24	200,000	169,707 (a)(e)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	768,297 (a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,420,000	3,966,529 (a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	880,000	779,888 (a)(d)
Total Banks				5,684,421
Capital Markets — 0.2%
UBS AG, Senior Notes	3.700%	2/21/25	2,250,000	2,218,244

Total Financials				7,902,665
Industrials — 1.5%
Air Freight & Logistics — 1.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	19,350,939 (d)

Materials — 0.3%
Chemicals — 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,939,283 (d)
Metals & Mining — 0.1%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,550,000	1,460,117

Total Materials				3,399,400
Total Corporate Bonds & Notes (Cost — $54,018,204)				50,604,632
U.S. Government & Agency Obligations — 3.0%
U.S. Government Obligations — 3.0%
U.S. Treasury Notes (Cost — $39,468,758)	4.000%	1/31/29	40,000,000	39,131,250
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
Sovereign Bonds — 0.8%
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	$6,810,000	$5,281,711
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	2,872,184
Total Mexico				8,153,895
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	1,714,675 (d)

Total Sovereign Bonds (Cost — $12,600,284)				9,868,570
Total Investments before Short-Term Investments (Cost — $1,489,795,935)				1,405,775,389
Short-Term Investments — 5.9%
Repurchase Agreements — 1.7%
Goldman Sachs & Co. repurchase agreement dated 5/31/24; Proceeds at maturity — $23,010,101; (Fully collateralized by U.S. government obligations, 2.375% due 5/15/51; Market value — $23,370,522) (Cost — $23,000,000)	5.270%	6/3/24	23,000,000	23,000,000
U.S. Government Agencies — 0.4%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $5,382,803)	5.492%	8/14/24	5,440,000	5,380,727 (f)
			Shares
Overnight Deposits — 3.8%
BNY Mellon Cash Reserve Fund (Cost — $49,134,009)	2.200%		49,134,009	49,134,009 (g)

Total Short-Term Investments (Cost — $77,516,812)				77,514,736
Total Investments — 113.7% (Cost — $1,567,312,747)				1,483,290,125
Liabilities in Excess of Other Assets — (13.7)%				(179,106,196)
Total Net Assets — 100.0%				$1,304,183,929

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2024, the Fund held TBA securities with a total cost of $216,143,903.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Rate shown represents yield-to-maturity.
(g)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series M Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CMT	—	Constant Maturity Treasury
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,068	9/24	$421,778,195	$421,258,064	$(520,131)
U.S. Treasury 5-Year Notes	18,782	9/24	1,991,331,393	1,987,077,000	(4,254,393)
U.S. Treasury 10-Year Notes	69	9/24	7,537,214	7,506,985	(30,229)
U.S. Treasury Long-Term Bonds	38	9/24	4,447,455	4,410,375	(37,080)
					(4,841,833)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	19	9/24	2,141,652	2,128,594	13,058
U.S. Treasury Ultra Long-Term Bonds	301	9/24	37,297,611	36,853,687	443,924
					456,982
Net unrealized depreciation on open futures contracts					$(4,384,851)
At May 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.42 Index	$130,599,000	6/20/29	1.000% quarterly	$2,928,789	$2,781,554	$147,235

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$574,846,544	—	$574,846,544
Collateralized Mortgage Obligations	—	545,566,443	—	545,566,443
Asset-Backed Securities	—	185,757,950	—	185,757,950
Corporate Bonds & Notes	—	50,604,632	—	50,604,632
U.S. Government & Agency Obligations	—	39,131,250	—	39,131,250
Sovereign Bonds	—	9,868,570	—	9,868,570
Total Long-Term Investments	—	1,405,775,389	—	1,405,775,389
Short-Term Investments†:
Repurchase Agreements	—	23,000,000	—	23,000,000
U.S. Government Agencies	—	5,380,727	—	5,380,727
Overnight Deposits	—	49,134,009	—	49,134,009
Total Short-Term Investments	—	77,514,736	—	77,514,736
Total Investments	—	$1,483,290,125	—	$1,483,290,125
Other Financial Instruments:
Futures Contracts††	$456,982	—	—	$456,982
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$147,235	—	147,235
Total Other Financial Instruments	$456,982	$147,235	—	$604,217
Total	$456,982	$1,483,437,360	—	$1,483,894,342

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$4,841,833	—	—	$4,841,833

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series M Fund 2024 Quarterly Report